CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 225,850	$ 497,241
Restricted cash and cash equivalents—current	10,600	0
Accounts receivable, net	31,638	0
Inventory	111,870	11,597
Prepaid expenses and other current assets	27,943	15,891
Total current assets	436,926	524,729
Restricted cash and cash equivalents	77,459	25,000
Long-term deposits	34,279	27,620
Property, plant and equipment, net	417,785	244,377
Intangible assets, net	92,473	97,181
Investment in affiliates	62,816	61,778
Goodwill	6,688	5,238
Other assets	8,107	3,896
Total assets	1,236,658	989,819
Current liabilities
Accounts payable	93,242	86,982
Accrued expenses and other current liabilities	179,571	93,487
Debt and finance lease liabilities, current (including $50.0 million and zero measured at fair value, respectively)	61,675	140
Total current liabilities	383,590	180,609
Long-term debt and finance lease liabilities, net of current portion	290,128	25,047
Operating lease liabilities	6,091	2,263
Warrant liability	381	4,284
Other long-term liabilities	6,303	84,033
Deferred tax liabilities, net	15	11
Total liabilities	710,179	296,247
Commitments and contingencies (Note 15)
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of December 31, 2022 and 2021	0	0
Common stock, $0.0001 par value, 800,000,000 and 600,000,000 shares authorized as of December 31, 2022 and 2021, respectively, 512,935,485 and 413,340,550 shares issued and outstanding as of December 31, 2022 and 2021, respectively	51	41
Additional paid-in capital	2,562,855	1,944,341
Accumulated deficit	(2,034,850)	(1,250,612)
Accumulated other comprehensive income (loss)	(1,577)	(198)
Total stockholders' equity	526,479	693,572
Total liabilities and stockholders' equity	$ 1,236,658	$ 989,819